As filed with the Securities and Exchange Commission on September 9, 2011

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

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FORM N-1A

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Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 453	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 457	☒

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MARKET VECTORS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

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335 Madison Avenue, 19th Floor

New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000

Registrant’s Telephone Number

Joseph J. McBrien, Esq.

Senior Vice President and General Counsel

Van Eck Associates Corporation

335 Madison Avenue, 19th Floor

New York, New York 10017

(Name and Address of Agent for Service)

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Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

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Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On October 7, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 148 to its Registration Statement until October 7, 2011. Parts A, B and C of Registrant’s Post-Effective Amendment No. 148 under the Securities Act of 1933 and No. 152 under the Investment Company Act of 1940, filed on June 18, 2010, are incorporated by reference herein.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of September 2011.

MARKET VECTORS ETF TRUST

   By:    /s/ Jan F. van Eck

                Name: Jan F. van Eck

                                               Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	September 9, 2011
David H. Chow
/s/ R. Alastair Short*	Trustee	September 9, 2011
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	September 9, 2011
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	September 9, 2011
Jan F. van Eck
/s/ Bruce J. Smith*	Chief Financial Officer	September 9, 2011
Bruce J. Smith

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact